Fair Value of Warrants - Summary of Derivative Warrant Activity (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		$ 12,549,000	$ 11,113,000	$ 4,270,000	$ 1,436,000
Fair value of warrants issued		268,000
Fair value of warrants issued			6,544,000	2,870,000	808,000
Reclassification to equity in IPO	(7,200,000)	(7,170,000)
Fair value of warrants exercised			(55,000)
Warrants amended				(6,415,000)
Warrant restructuring			2,485,000
Change in fair value of warrants		(5,129,000)	(7,538,000)	10,388,000	2,026,000
Ending balance		518,000	12,549,000	11,113,000	4,270,000
Series A Preferred Stock [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance			220,000	63,000	27,000
Fair value of warrants exercised			(55,000)
Change in fair value of warrants			(165,000)	157,000	36,000
Ending balance				220,000	63,000
Series B Preferred Stock [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		230,000	1,160,000	314,000
Fair value of warrants issued					328,000
Change in fair value of warrants		(12,000)	(930,000)	846,000	(14,000)
Ending balance		218,000	230,000	1,160,000	314,000
Debt Guarantee [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		5,679,000	6,993,000	3,793,000	1,409,000
Fair value of warrants issued			1,583,000	831,000	415,000
Reclassification to equity in IPO		(2,514,000)
Warrants amended				(6,415,000)
Warrant restructuring			268,000
Change in fair value of warrants		(3,129,000)	(3,165,000)	8,784,000	1,969,000
Ending balance		36,000	5,679,000	6,993,000	3,793,000
Consulting [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		147,000	447,000	100,000
Fair value of warrants issued				69,000	65,000
Reclassification to equity in IPO		(108,000)
Change in fair value of warrants		(38,000)	(300,000)	278,000	35,000
Ending balance		1,000	147,000	447,000	100,000
Financing [Member]
Changes In Fair Value Of Warrants [Line Items]
Beginning balance		6,493,000	2,293,000
Fair value of warrants issued		268,000
Fair value of warrants issued			4,961,000	1,970,000
Reclassification to equity in IPO		(4,548,000)
Warrant restructuring			2,217,000
Change in fair value of warrants		(1,950,000)	(2,978,000)	323,000
Ending balance		$ 263,000	$ 6,493,000	$ 2,293,000